JPMorgan Emerging Markets Debt Fund Expense Example - R5 R6 Shares [Member] - JPMorgan Emerging Markets Debt Fund	Feb. 28, 2025 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,094
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 954